SCHEDULE OF PROPERTY AND EQUIPMENT, AT COST LESS ACCUMULATED DEPRECIATION (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 13,829,441	$ 6,885,168
Less: accumulated depreciation	(4,865,189)	(4,252,122)
Property and equipment, net	8,964,252	2,633,046
Building and Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	4,592,338	3,987,807
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	153,035	151,668
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,957,866	1,807,141
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	847,185	806,036
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 6,279,017	$ 132,516